UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Operating revenues
Direct financing lease interest income - related parties	$ 1,932	$ 5,986	$ 9,623
Direct financing and sales-type lease interest income - other	26,484	13,905	30,055
Finance lease service revenues - related parties	4,887	13,428	22,095
Profit sharing revenues - related parties	1,547	0	1,779
Time charter revenues - related parties	25,752	26,498	53,258
Time charter revenues - other	143,225	100,499	239,468
Bareboat charter revenues - other	12,494	18,850	36,222
Voyage charter revenues - other	9,428	9,381	24,339
Other operating income	1,696	597	1,873
Total operating revenues	227,445	189,144	418,712
Gain/(loss) on sale of assets and termination of charters, net	0	(1,623)	(2,578)
Gain (Loss) on Disposition of Stock in Subsidiary	0	0	7,613
Operating expenses
Vessel operating expenses - related parties	16,453	24,847	45,266
Vessel operating expenses - other	49,059	36,711	83,282
Depreciation	58,648	46,444	104,079
Vessel impairment charge	0	21,779	64,338
Administrative expenses - related parties	894	495	1,072
Administrative expenses - other	5,011	4,662	8,095
Total operating expenses	130,065	134,938	306,132
Net operating income	97,380	52,583	117,615
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	7,064	7,064	14,128
Interest income – related parties, other	850	0	880
Interest income - other	2,376	1,112	2,943
Interest expense - related parties	0	(1,422)	(6,378)
Interest expense - other	(72,165)	(47,383)	(107,508)
(Loss)/gain on repurchase of bonds	1,802	0	1,146
Gain (Loss) on Sale of Assets and Asset Impairment Charges	(8,225)	0	0
Equity Securities, FV-NI, Unrealized Gain (Loss)	27,323	15,304	12,277
Dividend income from related parties	2,164	0	0
Debt and Equity Securities, Realized Gain (Loss)	0	0	13,477
Other financial items, net	(5,847)	5,712	10,407
Net income before equity in earnings of associated companies	52,722	32,970	58,987
Equity in earnings of associated companies	8,991	7,451	14,635
Net income	$ 61,713	$ 40,421	$ 73,622
Per share information:
Basic earnings per share	$ 0.57	$ 0.39	$ 0.70
Diluted earnings per share	$ 0.56	$ 0.39	$ 0.69